Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019
Property, Plant and Equipment
Cost	$ 1,441	$ 1,109
Accumulated Depreciation	(494)	(282)
Net Book Value	947	827		$ 886
Depreciation	212	160	$ 88
Leasehold improvements
Property, Plant and Equipment
Cost	879	652
Accumulated Depreciation	(225)	(115)
Net Book Value	654	537
Computer hardware
Property, Plant and Equipment
Cost	108	83
Accumulated Depreciation	(51)	(35)
Net Book Value	57	48
Office equipment and furniture
Property, Plant and Equipment
Cost	454	374
Accumulated Depreciation	(218)	(132)
Net Book Value	$ 236	$ 242